Research and Development Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research And Development Costs
Research and development costs	€ (4,789)	€ (4,636)	€ (4,427)